Subsequent Events (Details)				3 Months Ended
	Apr. 28, 2023 USD ($) $ / shares shares	Nov. 18, 2021 USD ($) shares	Mar. 25, 2021 USD ($)	Mar. 31, 2023	Mar. 25, 2021 $ / shares	Dec. 31, 2017
Warrants to Agents and Lenders
Subsequent Event [Line Items]
Term of warrants			5 years
Exercise price of warrants (in dollars per share)					$ 3.50
Warrants to Broker
Subsequent Event [Line Items]
Term of warrants			5 years
Exercise price of warrants (in dollars per share)					$ 3.50
Promissory Note
Subsequent Event [Line Items]
Interest rate						15.00%
Credit Facility
Subsequent Event [Line Items]
Maximum aggregate principal amount | $		$ 4,200,000	$ 46,000,000
Interest rate		15.00%
Interest rate paid in kind		2.00%	2.75%	2.75%
Warrants issued | shares		0
Subsequent Event | Convertible notes
Subsequent Event [Line Items]
Maximum aggregate principal amount | $	$ 10,000,000.0
Debt Instrument, Term	3 years
Interest rate	12.00%
Cash interest rate	6.00%
Interest rate paid in kind	6.00%
Warrants issued | shares	6,250,000
Term of warrants	5 years
Exercise price of warrants (in dollars per share)	$ 0.145
Subsequent Event | Convertible notes | Subordinate Voting Shares
Subsequent Event [Line Items]
Conversion price per share	$ 0.145
Conversion premium, as a percentage of share price	20.0
Subsequent Event | Convertible Debt Facility, Initial Tranche [Member]
Subsequent Event [Line Items]
Maximum aggregate principal amount | $	$ 2,000,000.0